Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax [Abstract]
Summary of current income tax assets

	December 31, 2023	December 31, 2022
Advances (subsidiaries)	160,343	120,536

TOTAL	160,343	120,536

Summary of current income tax liabilities

	December 31, 2023	December 31, 2022
Income tax provision	195,906,305	25,250,024
Advances	(3,394,693)	(2,375,376)
Collections and withholdings	(344,774)	(303,709)

TOTAL	192,166,838	22,570,939

Table of deferred income tax assets and liabilities

Account		Changes recognized in		As of December 31, 2023
	As of December 31, 2022	Consolidated statement of profit or loss	Other comprehensive income	Deferred tax asset	Deferred tax liabilities
Allowance for loan losses	37,261,464	(6,884,814)	—	30,376,650	—
Provisions	39,282,173	(3,676,895)	—	35,605,278	—
Loan Commissions	3,802,371	742,644	—	4,545,015	—
Expenses capitalized for tax purpose	(15,067,625)	(1,880,788)	—	—	(16,948,413)
Property and equipment	(40,519,489)	(1,228,645)		—	(41,748,134)
Investments in debt securities and equity instruments	(43,724,517)	98,753,254	(84,922,739)	—	(29,894,002)
Inflation adjustment (see Note 11.4)	7,738,678	(6,463,673)	—	1,275,005	—
Tax loss	2,746,793	(1,488,126)	—	1,258,667	—
Others	(107,557)	107,609	—	—	52

Balance	(8,587,709)	77,980,566	(84,922,739)	73,060,615	(88,590,497)

Offsetting				(70,214,802)	70,214,802

Net				2,845,813	(18,375,695)

Account		Changes recognized in		As of December 31, 2022
	As of December 31, 2021	Consolidated statement of profit or loss	Other comprehensive income	Deferred tax asset	Deferred tax liabilities

Allowance for loan losses	38,937,416	(1,675,952)	—	37,261,464	—
Provisions	24,996,082	14,286,091	—	39,282,173	—
Loan Commissions	3,080,653	721,718	—	3,802,371	—
Expenses capitalized for tax purpose	(13,266,124)	(1,801,501)	—	—	(15,067,625)
Property and equipment	(85,554,395)	45,034,906	—	—	(40,519,489)
Investments in debt securities and equity instruments	(34,759,493)	(6,742,478)	(2,222,546)	—	(43,724,517)
Derivatives	79,271	(79,271)	—	—	—
Inflation adjustment (see Note 11.4)	22,402,235	(14,663,557)	—	7,738,678	—
Tax loss	925,268	1,821,525	—	2,746,793	—
Others	4,693	(112,250)	—	—	(107,557)

Balance	(43,154,394)	36,789,231	(2,222,546)	90,831,479	(99,419,188)

Offsetting				(86,097,600)	86,097,600

Net				4,733,879	(13,321,588)

Table of income tax expense

	December 31, 2023	December 31, 2022	December 31, 2021
Current Tax	(234,050,896)	(28,930,128)	(1,099,384)
Deferred Tax	77,980,566	36,789,231	(33,010,768)
Over/under income tax from prior year (see Note 11.5) (1)	—	—	6,075,593

Income tax recognized in the consolidated statement of profit or loss	(156,070,330)	7,859,103	(28,034,559)

The income tax benefit for the year ended December 31, 2022 includes the effect of the claim filed before AFIP, as stated under “Inflation adjustment for tax purposes. Fiscal years 2021” of Note 11.6.
The income tax expense for the year ended December 31, 2023 includes receivables for judgments for fiscal years 2013 and 2014, as stated under “Requests for refunds. Fiscal years 2013, 2014 and 2015” of Note 11.6.

Table of reconciliation effective tax rate

	December 31, 2023	December 31, 2022		December 31, 2021
Profit before income tax	313,326,162	172,633,812		84,786,272
Income tax rate	35.00%	35.00%		35.00%

Income tax using the Bank’s income tax rate	109,664,157	60,421,834		29,675,195

Tax -exempt income	(1,852,963)	(462,590)		(1,724,562)
Non-deductible expenses	2,544,273	475,794		885,305
Change in tax rate (see Note 11.5)	—	—		8,956,828
Other	(38,678)	(676,528)		390,030
Net monetary inflation adjustment	418,462,439	189,143,633		120,083,431

Subtotal	528,779,228	248,902,143		158,266,227
Inflation adjustment for tax purposes (see Note 11.6)	(372,708,898)	(256,481,087)		(124,156,075)
Over/under income tax from prior year (see Note 11.6) (1)	—	(280,159)		(6,075,593)

Income tax expense	156,070,330	(7,859,103)		28,034,559

Effective tax rate	50%	(5	% )	33%

(1)	It includes an income tax charge of 5,908,256 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 11.6 “Income tax – inflation adjustment for fiscal year 2020”.